Corporate information - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 state Center company	Dec. 31, 2020 Center
Corporate information
Number of campuses in which the company operates | company	8
Number of states in which the company operates | state	2
Number of learning centers | Center	939	709